STATEMENTS OF CHANGES IN DEFICIENCY (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance	$ (2,846,091)	$ (2,814,547)	$ (2,932,233)
Net income (loss)	(10,000)	(31,544)	19,092
Forgiving of amounts due under a promissory by related parties	2,816,091		98,594
Balance	(40,000)	(2,846,091)	(2,814,547)
Common stock [Member]
Balance	5,960	5,960	5,960
Balance, shares	32,315,698	32,315,698	32,315,698
Net income (loss)
Forgiving of amounts due under a promissory by related parties
Balance	5,960	5,960	5,960
Balance, shares	32,315,698	32,315,698	32,315,698
Additional paid-in capital [Member]
Balance	2,005,851	2,005,851	1,907,257
Net income (loss)
Forgiving of amounts due under a promissory by related parties	2,816,091		98,594
Balance	4,821,942	2,005,851	2,005,851
Accumulated deficit [Member]
Balance	(4,857,902)	(4,826,358)	(4,845,450)
Net income (loss)	(10,000)	(31,544)	19,092
Forgiving of amounts due under a promissory by related parties
Balance	$ (4,867,902)	$ (4,857,902)	$ (4,826,358)